Marketable Investments (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Available for Sale Securities
Available for Sale Securities - Amortized Cost	$ 3,000	$ 3,119
Available for Sale Securities - Gross Unrealized Gains		0
Available for Sale Securities - Gross Unrealized Loss		0
Available for Sale Securities - Fair Value	3,000	3,119
Corporate Debt Securities [Member]
Available for Sale Securities
Available for Sale Securities - Amortized Cost	3,000
Available for Sale Securities - Gross Unrealized Gains
Available for Sale Securities - Gross Unrealized Loss
Available for Sale Securities - Fair Value	$ 3,000